Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt	$ 37,125	$ 38,778
Less: Short-term debt	37,125	38,778
Total Long-term debt	0	0
4.6% senior notes due to related parties in 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 37,125	$ 38,778